Acquisitions, Second Phase (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2019	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 12, 2021	Apr. 12, 2020
Business Combination [Abstract]
Cash consideration					$ 0	$ 6,335	$ 16,278
Deferred purchase consideration					0	1,131	0
Post-closing working capital adjustment amount			$ 0	$ 524	524	0	650
Goodwill			36,956		36,956	36,956	32,079
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Goodwill			$ 36,956		$ 36,956	$ 36,956	$ 32,079
Second Phase [Member]
Business Combination [Abstract]
Cash consideration	$ 6,335
Percentage of net cash acquired to purchase	100.00%
Deferred purchase consideration	$ 1,131
Note payable interest bearing rate	2.52%
Principal payable amount									$ 750
Post-closing working capital adjustment amount		$ 225
Post-closing net of working capital adjustment amount		$ 524
Earnout recorded fair value	$ 1,066
Risk free rate	9.60%
Volatility rate	33.00%
Goodwill	$ 4,877
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Other current assets	499
Property and equipment	30
Goodwill	4,877
Other current liabilities	(54)
Deferred revenue liability	(800)
Total purchase price	8,532
Second Phase [Member] | Customer Relationships [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	2,360
Second Phase [Member] | Technology [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	740
Second Phase [Member] | Non-compete Agreements [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	720
Second Phase [Member] | Tradename [Member]
Fair Values of Assets Acquired and Liabilities Assumed [Abstract]
Finite-lived intangibles	160
Second Phase [Member] | General and Administrative Expense [Member]
Business Combination [Abstract]
Acquisition related costs	$ 265
Second Phase [Member] | Forecast [Member]
Business Combination [Abstract]
Principal payable amount								$ 500